TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Financing liability of land from related party- current maturities, and other related party balances		$ 2,276	$ 1,746
Long-term financing liability of land from a related party		5,693	6,723
Other loans		$ 547	$ 4,440
Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Proceeds from financing leaseback	$ 10,900
Related party transaction, interest rate	1.41%